Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation	When evaluating the Company’s performance and

making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
General and administrative expenses	$1,121,848	$152,343	$3,543,034	$219,044
Interest earned on marketable securities held in Trust Account	$2,074,999	$2,442,279	$4,064,267	$3,648,794

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$584,389	$41,692
Interest earned on marketable securities held in Trust Account	$8,449,291	$—